LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 7 -      LEASES

Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2029. Certain leases contain renewal options as defined in the agreements.

During 2019, Limco leased a new building (building #5) for its operation. The lease on building #5 expires on March 31, 2030.  Building #5 has an early termination option effective after March 31, 2019 with six months advance written notice. The rent is $4,100 per month for building #5 plus the annual percentage increase in the CPI-W.

Lease expense totaled $510, $494 and $474 for the years ended December 31, 2019, 2018, and 2017 respectively.

TAT leases its factory from TAT Industries until the end of 2024. Lease expense totaled $787, $767 and $740 for the years ended December 31, 2019, 2018, and 2017 respectively.

The Company entered into several three-year leases for vehicles. The current monthly lease fees aggregate approximately $40.

The lease cost was as follows:

Year ended December 31, 2019
Operating lease expenses	1,297

Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
Operating cash flows from operating leases	354

Supplemental information for amounts included in the measurement of lease liabilities are as follows:

December 31, 2019
Operating Leases
Operating lease right-of-use assets	6,664

Current operating lease liabilities	1,330
Non-current operating lease liabilities	5,688
Total operating lease liabilities	7,018

Weighted Average Remaining Lease Term
Operating leases - Israel	5 years
Operating leases - United States	6 years

Operating leases - Israel	4.5%
Operating leases - United States	4.84%

As of December 31, 2019, the maturities of lease liabilities were as follows:

Year	Amount
2020	$1,626
2021	1,461
2022	1,314
2023	1,250
2024 and after	1,827
Total lease payments	7,478
Less imputed interest	(460)
Total	$7,018

As of December 31, 2018, the minimum lease payments of the Company, were as follows:

Year	Amount
2019	$1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	$8,312